Organization and Principal Activities (Details) - USD ($)			3 Months Ended	9 Months Ended
		Aug. 15, 2024	Mar. 31, 2023	Sep. 30, 2024	May 22, 2024	Jan. 07, 2024	Dec. 31, 2023
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars)			$ 6,539,000
Price per share (in Dollars per share)					$ 0.001
Preferred shares
Preferred shares of par value (in Dollars per share)				$ 0.001			$ 0.001
Shares consideration				40,470,084
MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Shares issued value (in Dollars)				$ 120,000
Fun Verse [Member]
Organization and Principal Activities [Line Items]
Equity interest		40.00%		100.00%		60.00%
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares				40,416,234
Price per share (in Dollars per share)	[1]			$ 0.001			0.001
Shares consideration		1,500,000
Class A Ordinary Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares				100,000,000
Class A Ordinary Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares				40,470,084
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares
Price per share (in Dollars per share)	[1]			$ 0.001			$ 0.001
Class B Ordinary Shares [Member] | MPU Cayman [Member]
Organization and Principal Activities [Line Items]
Ordinary shares				10,000,000
Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Preferred shares				10,000,000
Preferred shares of par value (in Dollars per share)				$ 0.001	$ 0.001

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1).